Offerings	Jun. 09, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $1.00 par value per share
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Subject to Note 5 below, there is being registered hereunder an indeterminate number of shares of common stock, preferred stock or warrants as may be sold, from time to time. Warrants represent rights to purchase common stock, preferred stock or debt securities. In no event will the aggregate offering price of all securities issued from time to time pursuant to this registration statement exceed $[ ].
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock, $[ ] par value per share
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Subject to Note 5 below, there is being registered hereunder an indeterminate number of shares of common stock, preferred stock or warrants as may be sold, from time to time. Warrants represent rights to purchase common stock, preferred stock or debt securities. In no event will the aggregate offering price of all securities issued from time to time pursuant to this registration statement exceed $[ ].
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Subscription Rights
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Subject to Note 5 below, there is being registered hereunder an indeterminate number of subscription rights as may be sold, from time to time, representing rights to purchase common stock.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Subject to Note 5 below, there is being registered hereunder an indeterminate principal amount of debt securities as may be sold, from time to time. If any debt securities are issued at an original issue discount, then the offering price shall be in such greater principal amount as shall result in an aggregate price to investors not to exceed $[-].
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Subject to Note 5 below, there is being registered hereunder an indeterminate number of shares of common stock, preferred stock or warrants as may be sold, from time to time. Warrants represent rights to purchase common stock, preferred stock or debt securities. In no event will the aggregate offering price of all securities issued from time to time pursuant to this registration statement exceed $[ ].
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 1,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 138.10
Offering Note	In no event will the aggregate offering price of all securities issued from time to time pursuant to this registration statement exceed $1,000,000.